Investments	6 Months Ended
Jun. 30, 2026
Investments, Debt and Equity Securities [Abstract]
Investments
4.           Investments
At June 30, 2026, the Company’s investments are substantially all managed by external investment managers through individual investment management agreements. The Company monitors activity and performance of the external managers on an ongoing basis.
a.Fixed maturity securities
The following table summarizes the fair value of fixed maturity investments:

	June 30, 2026
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$420.5	$1.5	$(1.1)	$420.9
Agencies	3.8	—	—	3.8
Non-U.S. government	38.5	0.1	(0.1)	38.5
Corporate bonds	1,699.3	12.9	(2.9)	1,709.3
Residential mortgage-backed	402.2	2.3	(0.1)	404.4
Commercial mortgage-backed	9.5	—	—	9.5
Other asset-backed securities	271.8	0.8	(0.5)	272.1
Total fixed maturity securities	$2,845.6	$17.6	$(4.7)	$2,858.5

	December 31, 2025
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$477.8	$6.6	$(0.2)	$484.2
Agencies	6.9	—	—	6.9
Non-U.S. government	46.6	0.6	—	47.2
Corporate bonds	1,616.8	35.7	(0.3)	1,652.2
Residential mortgage-backed	244.3	5.6	—	249.9
Commercial mortgage-backed	1.0	—	—	1.0
Other asset-backed securities	197.2	1.9	(0.1)	199.0
Total fixed maturity securities	$2,590.6	$50.4	$(0.6)	$2,640.4
Review of the fixed maturity securities is performed on a regular basis to consider concentration, credit quality and compliance with established guidelines. For individual fixed maturity securities, nationally recognized statistical rating organizations are used and the middle of three ratings or the lower of two is taken. The composition of the fair values of fixed maturity securities by credit rating is as follows:

	June 30, 2026		December 31, 2025
	Fair Value	%	Fair Value	%
AAA	$273.1	9%	$216.1	9%
AA	964.3	34%	891.2	34%
A	1,187.6	42%	1,118.8	42%
BBB	406.3	14%	382.8	14%
Below BBB	27.2	1%	31.5	1%
Total fixed maturity securities	$2,858.5	100%	$2,640.4	100%
The contractual maturities for fixed maturity securities are listed in the following table:

	June 30, 2026		December 31, 2025
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$204.8	$205.1	$233.0	$234.2
Due after one year through five years	1,433.6	1,442.6	1,503.5	1,532.4
Due after five years through ten years	669.3	671.4	520.3	534.3
Due after ten years	537.9	539.4	333.8	339.5
Total fixed maturity securities	$2,845.6	$2,858.5	$2,590.6	$2,640.4
Expected maturities may differ from contractual maturities as borrowers may have the right to call or repay obligations with or without call or prepayment penalties. Additionally, lenders may have the right to put the securities back to the borrower.
b.Short-term investments
The Company’s short-term investments consist of U.S. Treasuries, corporate bonds and other asset-backed securities with maturities of 90 days or greater but less than one year at the time of purchase:

	June 30, 2026
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$253.8	$—	$(0.2)	$253.6
Corporate bonds	1.2	—	—	1.2
Total short-term investments	$255.0	$—	$(0.2)	$254.8

	December 31, 2025
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$109.9	$—	$—	$109.9
Corporate bonds	1.0	—	—	1.0
Other asset-backed securities	0.4	—	—	0.4
Total short-term investments	$111.3	$—	$—	$111.3
The composition of the fair values of short-term investments by credit rating is as follows:

	June 30, 2026		December 31, 2025
	Fair Value	%	Fair Value	%
AAA	$—	—%	$0.4	—%
AA	253.7	100%	109.9	99%
A	1.0	—%	0.7	1%
BBB	0.1	—%	0.3	—%
Total short-term investments	$254.8	100%	$111.3	100%
c.Available-for-sale - net loss position
The following table summarizes, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Company’s available-for-sale portfolio:

	June 30, 2026
		0 - 12 months	> 12 months
	Fair value	Gross unrealized losses	Gross unrealized losses	Number of securities
U.S. Treasuries	$378.5	$(1.3)	$—	84
Non-U.S. government	5.7	(0.1)	—	4
Corporate bonds	344.0	(2.8)	(0.1)	344
Residential mortgage-backed	14.2	(0.1)	—	5
Commercial mortgage-backed	2.3	—	—	5
Other asset-backed securities	73.8	(0.4)	(0.1)	57
Total	$818.5	$(4.7)	$(0.2)	499

	December 31, 2025
		0 - 12 months	> 12 months
	Fair value	Gross unrealized losses	Gross unrealized losses	Number of securities
U.S. Treasuries	$50.1	$(0.1)	$(0.1)	49
Non-U.S. government	5.3	—	—	3
Corporate bonds	53.3	(0.3)	—	132
Residential mortgage-backed	2.2	—	—	1
Other asset-backed securities	25.3	(0.1)	—	30
Total	$136.2	$(0.5)	$(0.1)	215
At June 30, 2026 on a security level basis, 499 securities out of a total of approximately 1,679 securities were in an unrealized loss position and the largest unrealized loss from a single security in the Company’s fixed maturity portfolio was $0.3 million. At December 31, 2025, on a security level basis, 215 securities out of a total of approximately 1,624 securities were in an unrealized loss position and the largest unrealized loss from a single security in the Company’s fixed maturity portfolio was $0.1 million.
d.Allowance for expected credit losses - available-for-sale
The following table provides a roll forward of the allowance for expected credit losses of the Company’s securities classified as available-for-sale:

	Three months ended		Six months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Balance at beginning of period	$2.8	$1.9	$0.6	$5.9
Expected credit losses on securities where credit losses were not previously recognized	1.7	0.2	3.9	0.7
Reductions for expected credit losses on securities where credit losses were previously recognized	(0.3)	(0.8)	(0.2)	(5.2)
Securities sold/redeemed/matured	(0.6)	(0.7)	(0.7)	(0.8)
Balance at end of period	$3.6	$0.6	$3.6	$0.6
The Company assesses each quarter whether the decline in fair value of an available-for-sale security below its amortized cost is the result of a credit loss. All available-for-sale securities with unrealized losses are reviewed. The Company considers many factors to determine whether a credit loss exists, including the extent to which fair value is below cost, the implied yield to maturity, rating downgrades of the security and whether or not the issuer has failed to make scheduled principal or interest payments. The Company also takes into consideration information about the financial condition of the issuer and industry factors that could negatively impact the capital markets.
If the decline in fair value of an available-for-sale security below its amortized cost is considered to be the result of a credit loss, the Company compares the estimated present value of the cash flows expected to be collected to the amortized cost of the security. The extent to which the estimated present value of the cash flows expected to be collected is less than the amortized cost of the security represents the expected credit loss, which is recorded as an allowance and recognized in net income.
e.Other investments, at fair value
The following table provides a summary of the Company’s other investments by investment strategy:

	June 30, 2026		December 31, 2025
	Fair Value	%	Fair Value	%
Fixed income funds	$270.5	41%	$243.0	50%

Hedge funds
Credit	26.3	4%	25.0	5%
Global macro	48.1	7%	41.6	9%
Long/short	192.5	29%	67.4	14%
Multi-strategy and event-driven	100.9	15%	96.8	20%
Total hedge funds	367.8	55%	230.8	48%

Private credit funds	23.4	4%	11.9	2%
Total other investments	$661.7	100%	$485.7	100%
The fixed income fund investments are structured as commingled investment funds managed by third-party managers. In 2025 the Company invested in:
•A UCITS (Undertakings for Collective Investment in Transferable Securities) fund that is actively investing in primarily global investment-grade credit securities. The fund has an average credit rating of A.
•An ICAV (Irish collective asset-management vehicle) fund that is structured as a limited partnership. The fund invests in a diverse portfolio of primarily high yield corporate debt securities and bank loans. The fund has an average credit rating of BB-.
•An open-ended Luxembourg based fund that is investing in investment-grade and short-dated subscription line financing for private funds. The fund has an average credit rating of AA.
At June 30, 2026, approximately $nil (December 31, 2025: $63.4 million) of the fixed income funds were subject to lock-ups or hold-backs and are not redeemable within twelve months. The remaining funds can be redeemed within 30 days’ notice.
At June 30, 2026, the Company had $9.0 million (December 31, 2025: $12.2 million) of unfunded investment commitments to fixed income funds, which are callable by the relevant investment managers.
Commencing 2024, the Company invested in a number of hedge funds which are structured as limited partnerships and are managed by third-party managers. The individual hedge fund strategies include credit, global macro, long/short, multi strategy and event-driven.
Other investments in hedge funds are redeemable over periods ranging from one month to greater than twelve months. The common redemption restrictions which may impact the Company's ability to redeem hedge funds are lock-up periods, hold-backs and gates. A lock-up period is the initial amount of time an investor is contractually required to remain invested in the fund before having the ability to redeem in whole or in part. A hold-back entitles the fund to retain up to 10% of a total redemption request, pending completion of the external audit for the financial year in which the redemption occurs. A gate is a suspension of redemptions which may be implemented by the investment manager of the fund to defer, in whole or in part, the redemption request in the event the aggregate amount of redemption requests exceeds a specified percentage of the fund’s net assets. At June 30, 2026, approximately 85% (December 31, 2025: 94%) of the total hedge fund investment can be redeemed within the next twelve months, while approximately 15% (December 31, 2025: 6%) of the total hedge fund investment could be subject to lock-ups or hold-backs and are not redeemable within twelve months. At June 30, 2026, approximately 7% (December 31, 2025: 1%) of the hedge funds were subject to a gate.
Commencing 2025, the Company invested in private credit funds managed by third-party managers. The private credit fund strategy includes investing in portfolio debt securities related to certain private credit asset classes, including direct lending, specialty finance and credit opportunities.
At June 30, 2026 the Company had $96.5 million (December 31, 2025: $108.1 million) of unfunded commitments as a limited partner in private credit funds. The Company generally has no right to redeem its interest in any of these private credit funds in advance of dissolution of the applicable limited partnerships. Instead, distributions are received by the Company in connection with the liquidation or maturity of the underlying private credit assets of the fund. It is estimated that the majority of the underlying assets of the limited partnerships will liquidate over 5 to 10 years from inception of the limited partnership.
f.Net investment income and net realized and unrealized investment gains
The components of net investment return are as follows:

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Net interest and dividend income	$46.2	$47.0	$91.6	$98.3
Investment expenses	(2.2)	(2.4)	(3.9)	(4.2)
Net investment income	44.0	44.6	87.7	94.1
Net realized gains/(losses) on fixed maturity securities, available-for-sale	(0.7)	0.8	(0.7)	1.6
Net realized gain on derivatives	—	—	0.1	—
Net realized and unrealized gains on other investments	26.4	4.6	26.9	5.7
Change in provision for expected credit losses	(0.8)	1.3	(3.0)	5.3
Net realized and unrealized investment gains	24.9	6.7	23.3	12.6
Total realized and unrealized investments gains/(losses) and net investment income	$68.9	$51.3	$111.0	$106.7